Schedule of income tax and minimum notional income tax liability (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Non current income tax and minimum notional income tax provision	$ 188	$ 131
Current income tax and minimum notional income tax provision	20	11
Income Tax Net Of Witholdings And Advances [Member]
IfrsStatementLineItems [Line Items]
Non current income tax and minimum notional income tax provision	158	131
Current income tax and minimum notional income tax provision	20	11
Minimum National Income Tax [Member]
IfrsStatementLineItems [Line Items]
Non current income tax and minimum notional income tax provision	$ 30